Adoption of new accounting standards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Employee benefit plan obligations	$ 8,910	$ 8,942
Deferred income tax liabilities	424,726	439,195
Accumulated other comprehensive loss	$ (42,284)	$ (20,905)